UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07484

Nuveen Massachusetts Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Massachusetts Premium Income Municipal Fund (NMT)
	February 28, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 153.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 153.3% (100.0% of Total Investments)

	Consumer Discretionary – 1.0% (0.7% of Total Investments)
$ 1,905	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds,	5/15 at 100.00	Caa3	$ 1,378,248
	Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (4)
	Education and Civic Organizations – 39.3% (25.6% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option
	Bond Trust 1163:
1,880	17.116%, 10/01/48 (IF) (5)	10/23 at 100.00	AAA	2,837,390
575	17.017%, 10/01/48 (IF) (5)	10/23 at 100.00	AAA	867,457
2,150	Massachusetts Development Finance Agency Revenue Bonds, Lesley University Issue Series B-1	7/21 at 100.00	AA	2,448,807
	and B-2, 5.250%, 7/01/33 – AGM Insured
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S,	7/23 at 100.00	AA–	2,505,184
	5.000%, 7/01/38
1,135	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1,	10/15 at 100.00	A1	1,162,524
	5.000%, 10/01/39 – AMBAC Insured
750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1,	10/19 at 100.00	A1	859,823
	5.000%, 10/01/29
1,400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A,	1/20 at 100.00	BBB+	1,489,558
	5.000%, 1/01/40
550	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2012,	No Opt. Call	A2	623,794
	5.000%, 10/01/31
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
875	5.000%, 3/01/39	3/24 at 100.00	A2	991,585
1,400	5.000%, 3/01/44	3/24 at 100.00	A2	1,580,712
500	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J,	No Opt. Call	BBB+	553,875
	5.250%, 10/01/39
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art	7/21 at 100.00	AA	1,108,630
	Institute, Series 2011A, 5.000%, 7/01/41
3,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A,	4/21 at 100.00	AA–	3,454,079
	5.250%, 4/01/37
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q,	8/25 at 100.00	Aa2	1,021,773
	5.000%, 8/15/38
2,095	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/17 at 100.00	AA–	2,276,113
	Series 2007, 5.000%, 9/01/37 – NPFG Insured
1,365	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute,	9/22 at 100.00	A+	1,519,218
	Series 2012, 5.000%, 9/01/50
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	3,886,139
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
9,950	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	1/18 at 100.00	AA	10,454,961
	Series 2008A, 5.000%, 1/01/42 – AGC Insured
	Massachusetts Development Finance Authority, Revenue Refunding Bonds, Boston University,
	Series 1999P:
1,090	6.000%, 5/15/29	No Opt. Call	A1	1,376,943
1,000	6.000%, 5/15/59	5/29 at 105.00	A1	1,264,550
35	Massachusetts Educational Finance Authority, Educational Loan Revenue Bonds, Series 2001E,	7/15 at 100.00	AA	35,140
	5.300%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)
390	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H,	1/18 at 100.00	AA	411,957
	6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)
865	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%,	7/21 at 100.00	AA	950,142
	7/01/33 (Alternative Minimum Tax)
255	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northeastern	10/20 at 100.00	A2	276,713
	University, Series 2010A, 4.875%, 10/01/35
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College,	10/19 at 100.00	Baa1	1,646,730
	Series 2010, 5.500%, 10/15/31
2,030	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Wheaton College	1/20 at 100.00	A2	2,245,485
	Issues, Series 2010F, 5.000%, 1/01/41
75	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	AA+	79,245
	Series 2007L, 5.000%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	568,145
	University Issue, Series 2009A, 5.750%, 7/01/39
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin	No Opt. Call	BBB	157,998
	Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project,
	Series 2012, 5.000%, 10/01/42
4,000	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1,	11/25 at 100.00	Aa2	4,678,279
	5.000%, 11/01/40 (WI/DD, Settling 3/25/15)
1,510	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	No Opt. Call	Aa2	1,704,684
	2009-1, 5.000%, 5/01/39
48,150	Total Education and Civic Organizations			55,037,633
	Health Care – 32.5% (21.2% of Total Investments)
1,000	Massachusetts Development Finance Agency Revenue Bonds, Baystate Medical Center Issue, Series	7/24 at 100.00	A+	1,121,600
	2014N, 5.000%, 7/01/44
2,000	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue,	7/25 at 100.00	AA	2,295,840
	Series 2015-O1, 5.000%, 7/01/45
1,000	Massachusetts Development Finance Agency Revenue Bonds, Children’s Hospital Issue, Series	10/24 at 100.00	AA	1,133,360
	2014P, 5.000%, 10/01/46
1,410	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare	11/23 at 100.00	A–	1,586,588
	Obligated Group, Series 2013, 5.250%, 11/15/41
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems,
	Series 2012G:
895	5.000%, 10/01/29	10/21 at 100.00	A–	998,802
700	5.000%, 10/01/31	10/21 at 100.00	A–	777,651
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Covenant Health System Obligated	7/22 at 100.00	A	1,106,250
	Group, Series 2012, 5.000%, 7/01/31
1,080	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center	7/23 at 100.00	BBB–	1,212,214
	Issue, Series 2014F, 5.750%, 7/15/43
155	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	5/15 at 100.00	N/R	8,653
	Services Inc., Series 2012B, 0.000%, 2/15/43 (6), (7)
124	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	5/15 at 100.00	N/R	6,888
	Services Inc., Series 2012B, 0.000%, 2/15/43 (6), (7)
176	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community	5/15 at 103.00	N/R	9,808
	Services Inc., Series 2012C, 0.000%, 2/15/43 (6), (7)
2,200	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/20 at 100.00	AA	2,513,324
	2011K-6, 5.375%, 7/01/41
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series	7/21 at 100.00	AA	1,133,250
	2012L, 5.000%, 7/01/36
820	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated	7/23 at 100.00	A	915,538
	Group Issue, Series 2013F, 5.000%, 7/01/37
	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital,
	Series 2013G:
1,000	5.000%, 7/01/37	7/23 at 100.00	BBB+	1,081,730
2,200	5.000%, 7/01/44	7/23 at 100.00	BBB+	2,350,634
500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H,	7/21 at 100.00	BBB+	561,415
	5.500%, 7/01/31
500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	1,280
	Issue, Series 2008A, 6.500%, 1/15/38 (6)
945	Massachusetts Health and Educational Facilities Authority, Partners HealthCare System Inc.,	7/17 at 100.00	AA	1,028,226
	Series 2007G, 5.000%, 7/01/32
160	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical	7/19 at 100.00	A+	184,051
	Center, Series 2009I, 5.750%, 7/01/36
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare	11/19 at 100.00	AA	563,730
	Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B1 Capital Asset Program Converted June 13,2008:
3,380	5.375%, 2/01/26 – NPFG Insured	8/18 at 100.00	AA–	3,800,336
600	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	AA–	674,616
770	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	AA–	861,823
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc.,
	Series B2, Capital Asset Program, Converted June 9, 2009:
2,000	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	AA–	2,248,720
1,500	5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	AA–	1,678,875
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital,	12/19 at 100.00	AA	2,314,920
	Series 2009M, 5.500%, 12/01/39
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Dana-Farber Cancer	12/18 at 100.00	A1	2,753,175
	Institute, Series 2008K, 5.000%, 12/01/37
550	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	557,387
	Series 2005E, 5.000%, 8/15/25 – RAAI Insured
1,600	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical	8/15 at 100.00	AA–	1,634,832
	Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical	8/17 at 100.00	A+	3,236,520
	Center, Series 2007D, 5.250%, 8/15/28
1,495	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional	7/17 at 100.00	BBB–	1,532,868
	Medical Center, Series 2007E, 5.000%, 7/15/32
1,700	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB+	1,706,919
	Project, Series 2005D, 5.250%, 7/01/30
1,980	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB+	1,992,494
	Health Care, Series 2005D, 5.000%, 7/01/33
42,440	Total Health Care			45,584,317
	Housing/Multifamily – 3.7% (2.4% of Total Investments)
500	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%,	4/18 at 100.00	AA	558,570
	4/01/20 – AGM Insured
2,525	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor	7/17 at 100.00	BB	2,585,045
	Project, Series 2007, 4.800%, 7/20/48
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	5/15 at 100.00	AA–	2,002,060
5,025	Total Housing/Multifamily			5,145,675
	Housing/Single Family – 1.5% (1.0% of Total Investments)
2,150	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2006-126,	6/16 at 100.00	AA	2,169,802
	4.625%, 6/01/32 (Alternative Minimum Tax)
	Industrials – 2.2% (1.4% of Total Investments)
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 – NPFG Insured	4/15 at 100.00	AA–	1,476,814
1,565	5.125%, 2/01/34 – NPFG Insured	4/15 at 100.00	AA–	1,566,675
3,040	Total Industrials			3,043,489
	Long-Term Care – 3.8% (2.5% of Total Investments)
285	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series	12/19 at 100.00	A–	325,832
	2010, 5.625%, 12/01/30
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A,	1/23 at 100.00	BBB–	1,114,370
	5.250%, 1/01/26
500	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series	11/23 at 100.00	N/R	542,575
	2013A, 6.250%, 11/15/28
2,410	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	4/15 at 101.00	N/R	2,435,908
	5.250%, 10/01/26
500	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire	7/15 at 100.00	BBB	502,310
	Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21
375	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement	5/15 at 100.00	BBB	375,548
	Community, Series 1994B, 4.750%, 7/01/17
5,070	Total Long-Term Care			5,296,543
	Tax Obligation/General – 15.7% (10.3% of Total Investments)
300	Boston, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17	5/15 at 100.00	AAA	301,233
2,000	Hampden-Wilbraham Regional School District, Hampden County, Massachusetts, General Obligation	2/21 at 100.00	Aa3	2,232,060
	Bonds, Series 2011, 5.000%, 2/15/41
1,250	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011,	2/20 at 100.00	AA	1,426,150
	5.000%, 2/15/32
1,010	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	No Opt. Call	AA+	1,241,300
	Series 1991A, 7.000%, 3/01/21
2,440	Massachusetts State, General Obligation Bonds, Consolidated Loan, Refunding Series 2014C,	No Opt. Call	AA+	2,986,267
	5.000%, 8/01/22
1,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%,	No Opt. Call	AA+	1,833,330
	8/01/21 – AGM Insured
1,000	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2013,	1/23 at 100.00	AA+	1,071,170
	4.000%, 1/15/30
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 –	5/15 at 101.00	Aa2	1,729,006
	FGIC Insured
1,775	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 –	5/22 at 100.00	Aa2	2,008,661
	AMBAC Insured
1,760	Norwell, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 11/15/20 – FGIC Insured	No Opt. Call	AAA	2,100,630
	Quincy, Massachusetts, General Obligation Bonds, Series 2011:
1,280	5.125%, 12/01/33	12/20 at 100.00	Aa2	1,475,507
2,000	5.250%, 12/01/38	12/20 at 100.00	Aa2	2,321,240
1,220	Worcester, Massachusetts, General Obligation Bonds, Series 2005A, 5.000%, 7/01/19 –	7/15 at 100.00	AA–	1,258,479
	FGIC Insured
19,240	Total Tax Obligation/General			21,985,033
	Tax Obligation/Limited – 20.8% (13.6% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	A	2,237,100
1,310	5.125%, 1/01/42	1/22 at 100.00	A	1,447,733
	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
400	5.000%, 1/01/37	1/22 at 100.00	A	438,772
1,055	5.000%, 1/01/42	1/22 at 100.00	A	1,150,530
855	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014,	11/24 at 100.00	AA	987,568
	5.000%, 5/01/33 – BAM Insured
1,000	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	1,133,030
770	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien	No Opt. Call	AAA	942,311
	Series 2004C, 5.250%, 7/01/21
975	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C,	7/18 at 100.00	AAA	1,098,357
	5.000%, 7/01/26
	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B:
460	5.000%, 5/01/39	5/24 at 100.00	AA	529,327
1,610	5.000%, 5/01/44	5/24 at 100.00	AA	1,847,105
2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%,	5/18 at 100.00	AA	2,763,675
	5/01/33 – AGC Insured
1,000	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B,	No Opt. Call	Aa2	1,259,190
	5.375%, 5/01/23 – SYNCORA GTY Insured
855	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B,	5/22 at 100.00	AA	968,783
	5.000%, 5/01/37
1,875	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,149,144
	2013A, 5.000%, 5/15/38
1,875	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+	2,044,088
	5.000%, 8/15/37 – AMBAC Insured
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B:
975	5.000%, 10/15/35	No Opt. Call	AA+	1,120,538
1,000	5.000%, 10/15/41	10/21 at 100.00	AA+	1,139,250
1,070	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%,	No Opt. Call	AA–	1,233,517
	1/01/20 – FGIC Insured
1,500	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2013A,	6/21 at 100.00	AAA	1,720,065
	5.000%, 6/01/38
2,700	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	2,986,929
	2012A, 5.000%, 10/01/32
25,785	Total Tax Obligation/Limited			29,197,012
	Transportation – 7.4% (4.8% of Total Investments)
400	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	456,324
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
1,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	1,158,200
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/33	7/22 at 100.00	AA	1,157,310
	Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000	5.000%, 7/01/39	7/24 at 100.00	AA	1,150,450
2,500	5.000%, 7/01/44	7/24 at 100.00	AA	2,856,525
1,400	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/17 at 100.00	AA–	1,494,710
	2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
1,225	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	7/15 at 100.00	N/R	1,225,245
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
730	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	818,359
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
9,255	Total Transportation			10,317,123
	U.S. Guaranteed – 12.3% (8.0% of Total Investments) (8)
1,310	Ashland, Massachusetts, General Obligation Bonds, Series 2004, 5.250%, 5/15/23 (Pre-refunded	5/15 at 100.00	Aa2 (8)	1,324,620
	5/15/15) – AMBAC Insured
125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	A– (8)	127,453
	6.000%, 7/01/25 (Pre-refunded 7/01/15)
685	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds,	3/17 at 100.00	N/R (8)	728,888
	Series 1991A, 7.000%, 3/01/21 (ETM)
25	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C,	7/18 at 100.00	AAA	28,427
	5.000%, 7/01/26 (Pre-refunded 7/01/18)
575	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31	5/16 at 100.00	Aa2 (8)	607,068
	(Pre-refunded 5/01/16) – AMBAC Insured
110	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008,	9/18 at 100.00	Aa3 (8)	128,600
	5.875%, 9/01/30 (Pre-refunded 9/01/18)
2,240	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/15 at 100.00	AA (8)	2,277,363
	and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 (Pre-refunded 7/01/15) – AGC Insured
1,055	Massachusetts Health and Educational Facilities Authority, Partners HealthCare System Inc.,	7/17 at 100.00	N/R (8)	1,163,285
	Series 2007G, 5.000%, 7/01/32 (Pre-refunded 7/01/17)
410	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/21 at 100.00	AA– (8)	480,680
	Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured
350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University,	8/18 at 100.00	Aa2 (8)	403,085
	Series 2008O, 5.375%, 8/15/38 (Pre-refunded 8/15/18)
515	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College,	7/16 at 100.00	N/R (8)	547,342
	Series 2007L, 5.000%, 7/01/31 (Pre-refunded 7/01/16)
1,700	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (8)	1,738,862
	5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured
2,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2005C, 5.000%,	9/15 at 100.00	Aaa	2,562,550
	9/01/22 (Pre-refunded 9/01/15)
1,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11,	8/15 at 100.00	AAA	1,273,300
	4.500%, 8/01/29 (Pre-refunded 8/01/15)
785	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	Aaa	830,459
	4.375%, 8/01/31 (Pre-refunded 8/01/16)
95	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28	8/17 at 100.00	Aa1 (8)	105,059
	(Pre-refunded 8/01/17)
1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 5.000%, 8/01/31	8/16 at 100.00	AA+ (8)	1,599,990
	(Pre-refunded 8/01/16) – AMBAC Insured
1,065	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (8)	1,266,988
	5.500%, 7/01/19 – NPFG Insured (ETM)
16,295	Total U.S. Guaranteed			17,194,019
	Utilities – 4.2% (2.7% of Total Investments)
2,580	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	2,849,455
1,265	Massachusetts Clean Energy Cooperative Corporation, Revenue Bonds, Massachusetts Municipal	7/23 at 100.00	A1	1,458,558
	Lighting Plant Cooperative, Series 2013, 5.000%, 7/01/32
1,510	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	1,552,038
	Energy Project, Series 2012B, 4.875%, 11/01/42
5,355	Total Utilities			5,860,051
	Water and Sewer – 8.9% (5.8% of Total Investments)
500	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien	11/19 at 100.00	AA+	573,795
	Refunding Series 2010A, 5.000%, 11/01/30
565	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A,	7/24 at 100.00	A–	628,218
	5.000%, 7/01/29
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%,	5/15 at 100.00	AA–	1,906,764
	12/01/32 – NPFG Insured
2,300	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015,	2/24 at 100.00	AAA	2,663,745
	5.000%, 2/01/45
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9,	5/15 at 100.00	AAA	60,242
	5.000%, 8/01/22
1,215	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2006-12,	8/16 at 100.00	AAA	1,275,398
	4.375%, 8/01/31
400	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Series 2002A,	5/15 at 100.00	AAA	401,712
	5.250%, 8/01/20
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%,	No Opt. Call	AA+	1,180,830
	8/01/19 – AGM Insured
1,405	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.000%, 8/01/28	8/17 at 100.00	AA+	1,533,515
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA+	1,005,100
720	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series	11/20 at 100.00	AA	833,962
	2010B, 5.000%, 11/15/30 – AGC Insured
	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2014A:
185	5.000%, 7/15/22	No Opt. Call	AA–	224,980
150	5.000%, 7/15/23	No Opt. Call	AA–	184,185
11,400	Total Water and Sewer			12,472,446
$ 195,110	Total Long-Term Investments (cost $200,935,315) – 153.3%			214,681,391
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (52.8)% (9)			(74,000,000)
	Other Assets Less Liabilities – (0.5)%			(649,893)
	Net Assets Applicable to Common Shares – 100%			$ 140,031,498

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$214,656,042	$25,349	$214,681,391

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments was $200,810,710.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$14,651,914
Depreciation	(781,233)
Net unrealized appreciation (depreciation) of investments	$13,870,681

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	On September 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
6.500% to 5.200%.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/ or inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(WI/DD)	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Massachusetts Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2015